Additional Information on Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2021
Additional Information on Financial Instruments
Schedule of fair values of financial assets and liabilities

The following table presents the carrying amounts and the fair values of financial assets and liabilities by classes and categories in accordance with of IFRS 9 as at December 31, 2021 and as at December 31, 2020.

	Category	December 31, 2021
	according to		Carrying	Fair
in EUR	IFRS 9	Level	Amount	Value*
Non-current assets
Rental deposits (Financial assets)	AC		24,624	—
Investments in securities (Financial assets)	FVTPL	3	1,123,988	1,123,988
Current assets
Trade accounts receivables	AC		28,707,048	—
Trade accounts receivables (subject to factoring)	FVTPL	3	2,420,512	2,420,512
Cash and cash equivalents	AC		58,004,145	—
Financial assets measured at AC			86,735,817
Financial assets measured at FVTPL			3,544,498

Non-current liabilities
Non-current loans	AC	3	700,568	677,598
Current liabilities
Current loans	AC		34,557,415	—
Trade accounts payable	AC		33,447,088	—
Other current financial liabilities	AC		7,254,176	—
Financial liabilities measured at AC			75,959,246

	Category	December 31, 2020
	according to		Carrying	Fair
in EUR	IFRS 9	Level	Amount	Value*
Non-current assets
Rental Deposits (Financial assets)	AC		155,105	—
Current assets
Trade accounts receivables	AC		26,377,820	—
Cash and cash equivalents	AC		81,021,280	—
Financial assets measured at AC			107,554,205

Non-current liabilities
Non‑current Loans	AC	3	1,639,813	1,590,461
Current liabilities
Current Loans	AC		20,646,533	—
Trade accounts payable	AC		30,610,890	—
Other financial liabilities	AC		3,949,072	—
Trade accounts payable	AC	3	—	—
Other current financial liabilities		3
Financial liabilities measured at AC			56,846,308	—

Summary of opening balances to the closing balances for Level 3

The following table shows a reconciliation from the opening balances to the closing balances for financial instruments that present Level 3 fair values:

	Financial assets
	Promissory	Equity	Trade accounts
in EUR	Note	Instruments	receivables
Balance at January 1, 2021
Purchases	738,007	—	2,432,086
Fair value gains / (losses) (see financial result)	352,101	—	(11,574)
Conversion to equity instruments	(1,090,108)	1,090,108	—
Currency translation effect (see other operating income)	—	33,879	—
Balance at December 31, 2021	—	1,123,988	2,420,512
Net gains / (losses) during the financial year	352,101	33,879	(11,574)